Assets Held for Sale (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Assets held for sale [Line Items]
Loss/(Gain) on sale of assets held for sale	$ (5,011)	$ 9,940	$ (7,861)	$ 11,325	$ 207,706	$ (1,644,650)
Impairment amount	251,590	$ 165,216	251,590	$ 165,216	167,413	93,144
Gain loss on vehicles held for sale.					$ 40,293	$ 1,737,794
Vehicles [Member]
Assets held for sale [Line Items]
Loss/(Gain) on sale of assets held for sale	$ 5,011		$ (7,861)